REDEEMABLE NONCONTROLLING INTEREST	12 Months Ended
Dec. 31, 2018
REDEEMABLE NONCONTROLLING INTEREST
28. REDEEMABLE NONCONTROLLING INTEREST

In January 2014, Red 5 issued 27,438,952 SBPS to a third-party investor, Shanghai Oriental Pearl Culture Development Co., Ltd., ("Oriental Pearl"), for an aggregate consideration of RMB118.3 million (US$
17.2
million). In conjunction with the issuance of SBPS, Oriental Pearl also purchased 5,948,488 common shares of Red 5 from two executives of Red 5 at the same per share price as the per share price of SBPS for an aggregate consideration of RMB25.6 million (US$3.7 million). The purchase price for these common shares was determined to be less than fair value as the transaction was contemplated in conjunction with the issuance of the SPBS. The difference between the purchase price and fair value of SBPS as determined by the Group with the assistance of an independent valuation firm, amounted to RMB131.3 million (US$19.1million), was recognized as a compensation paid to the two executives in the amount of RMB13.0 million (US$1.9 million).

Due to share exchange transaction with L&A in 2016, a 37% share of SBPS was owned by L&A. As of December 31, 2018, the holders of SBPS were as follows:

Holder	December 31, 2017	December 31, 2018
	Number of Shares	Number of Shares
L&A International Holdings Limited	10,180,553	10,180,553
Shanghai Oriental Pearl Culture Development Co., Ltd.	17,258,399	17,258,399

As of December 31, 2014, the Group considered the redemption of the SBPS to be probable. The Group accreted the carrying value of SBPS to redemption value using the effective interest rate method over the period from the issuance date to the redemption date.

The key terms of the SBPS are as follows:

Conversion

Each SBPS may be converted at any time into common shares at the then applicable conversion price. The initial conversion ratio is 1:1, subject to adjustment in the event of (i) share splits, share combinations, share dividends or distribution, other dividends, recapitalizations and similar events, or (ii) issuance of common shares at a price per share less than the conversion price in effect on the date of or immediately prior to such issuance. In that case, the conversion price shall be reduced concurrently to the subscription price of such issuance.

The SBPS shall be automatically converted into common shares immediately prior to the consummation of a public offering of
Red 5’s shares
wherein gross proceeds are at least US$30,000,000, immediately following the public offering (the “Qualifying IPO”).

The conversion option can only be settled by issuance of common shares except that fractional shares may be settled in cash.

Dividends

The holder of each share of SBPS shall be entitled to receive dividends at the rate per share of $0.038237 per annum if and when a dividend is declared on common shares. The preferred shares participate in dividends on an as-converted basis and must be paid prior to any payment on common shares.

Upon conversion, any declared or accrued but unpaid dividends will be converted into common shares at the same applicable conversion price.

Redemption

At any time on or after April 1, 2017, if requested by at least 50% of the holders of SBPS then outstanding, Red 5 shall redeem all of the outstanding SBPS at a redemption price equal to 200% of the issuance price in three equal annual installments. The full amount of the redemption price due but not paid shall accrue interest daily at a rate of 10% per annum from the issuance date of SBPS (see Note 30).

Voting

Each SBPS has voting rights equivalent to the number of common shares to which it is convertible at the record date. The holders of SBPS shall vote together with the common shareholders, and not as a separate class or series, on all matters put before the shareholders.

Liquidation

The holders of SBPS have preference over holders of common shares with respect to distribution of assets upon voluntary or involuntary liquidation of
Red 5
. The holders of SBPS shall be entitled to receive 100% of the original issue price ("preferred liquidation"). The holders of SBPS are also entitled to distribution of remaining assets from preferred liquidation, along with other shareholders, while the total distribution entitled to the holders of SBPS should not exceed 200% of the original issue price.

A reconciliation of redeemable noncontrolling interest is as follows:

	For the year ended December 31, 2017	For the year ended December 31, 2018	For the year ended December 31, 2018
	RMB	RMB	US$
			(Note 3)
Redeemable noncontrolling interest opening balance	246,771,132	306,014,668	44,507,987
Issuance of redeemable noncontrolling interest	-	-	-
Net profit/(loss) attributable to redeemable noncontrolling interest	2,117,303	(5,858,902)	(852,142)
Accretion of redeemable noncontrolling interest	57,126,233	40,918,773	5,951,389
Redeemable noncontrolling interest ending balance	306,014,668	341,074,539	49,607,234